Company's subsidiaries (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Zenvia Mobile Serviços Digitais S.A.
Company's subsidiaries
Country of Origin		Brazil
Zenvia Mobile Serviços Digitais S.A. | Direct
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Zenvia Mobile Serviços Digitais S.A. | Indirect
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%
MKMB Soluções Tecnológicas Ltda.
Company's subsidiaries
Country of Origin		Brazil
MKMB Soluções Tecnológicas Ltda. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	100.00%
MKMB Soluções Tecnológicas Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Total Voice Comunicação S.A.
Company's subsidiaries
Country of Origin		Brazil
Total Voice Comunicação S.A. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	100.00%
Total Voice Comunicação S.A. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Rodati Motors Corporation
Company's subsidiaries
Country of Origin		USA
Rodati Motors Corporation | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	100.00%
Rodati Motors Corporation | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Zenvia México
Company's subsidiaries
Country of Origin		Mexico
Zenvia México | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	100.00%
Zenvia México | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Zenvia Voice Ltda
Company's subsidiaries
Country of Origin	[1]	Brazil
Zenvia Voice Ltda | Direct
Company's subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%
Zenvia Voice Ltda | Indirect
Company's subsidiaries
% holding of subsidiary	[1]	100.00%	0.00%
Direct One (D1)
Company's subsidiaries
Country of Origin		Brazil
Direct One (D1) | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%
Direct One (D1) | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Sensedata Tecnologia Ltda.
Company's subsidiaries
Country of Origin		Brazil
Sensedata Tecnologia Ltda. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%
Sensedata Tecnologia Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	0.00%
Rodati Services S.A.
Company's subsidiaries
Country of Origin		Argentina
Rodati Services S.A. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%
Rodati Services S.A. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%
Rodati Servicios, S.A. de CV
Company's subsidiaries
Country of Origin		Mexico
Rodati Servicios, S.A. de CV | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%
Rodati Servicios, S.A. de CV | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%
Rodati Motors Central de Informacoes de Veículos Automotores Ltda.
Company's subsidiaries
Country of Origin		Brazil
Rodati Motors Central de Informacoes de Veículos Automotores Ltda. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%
Rodati Motors Central de Informacoes de Veículos Automotores Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%

[1]	On May 15, 2021, Zenvia Voice was incorporated with the purpose of providing voice services.